Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	ROVER GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	7200
Entity Tax Identification Number	85-3147201
Entity Address, Address Line One	720 Olive Way, 19th Floor
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	888
Local Phone Number	453-7889
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001826018
Amendment Flag	true
Amendment Description	On March 21, 2022, Rover Group, Inc. filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2021 (the “Annual Report”). This post-effective amendment to the Registration Statement (File No. 333-259519)(the “POSAM”) is being filed to: (i) include information from the Annual Report; and (ii) update certain other information in the Registration Statement based on recent developments.No additional securities are being registered under this POSAM and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.